STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net income	$ 69,489,294	$ 62,413,011	$ 38,976,374
Adjustments to reconcile net income to net cash flows from operating activities:
Equity in net earnings from investment in joint venture	(137,086)
Depreciation	355,566	358,587	182,786
Loss on sale of property and equipment	6,966	15,000	14,368
Amortization of deferred loan costs	404,146	421,186	408,674
Stock compensation expense	1,422,630
Amortization of operating lease right-of-use assets	525,434
Net change in operating assets and liabilities:
Accounts receivable	109,684	(1,178,383)	(563,109)
Related party receivable	(1,437,235)
Inventories	(26,673,147)	(12,726,300)	29,294,686
Lot purchase agreement deposits	(858,435)	417,025	(1,290,574)
Prepaid expenses and other assets	(2,408,936)	(1,983,511)	229,838
Accounts payable	(6,663,814)	9,937,222	3,869,223
Operating lease liabilities	(525,434)
Other accrued expenses and liabilities	1,007,089	644,199	659,436
Net cash used in operating activities	34,616,722	58,318,036	71,781,702
Cash flows from investing activities:
Purchases of property and equipment	(171,685)	(404,244)	(805,294)
Proceeds from the sale of property and equipment	13,808	10,190	20,000
Capital contribution in joint venture	(49,000)
Net cash provided by (used in) investing activities	(206,877)	(394,054)	(785,294)
Cash flows from financing activities:
Proceeds from homebuilding debt	179,336,312	285,392,912	194,418,471
Repayments of homebuilding debt	(170,810,631)	(262,064,474)	(210,255,229)
Proceeds from other affiliate debt	10,851,187	10,025,865	13,259,394
Repayments of other affiliate debt	(918,453)	(5,624,330)	(7,499,472)
Repayments on equipment financing	(142,536)	(43,070)	(95,411)
Payment of deferred loan costs		(1,264,403)	(337,500)
Distributions and net transfer to shareholders and other affiliates	(54,175,689)	(33,523,610)	(22,330,269)
Changes in net due to and due from shareholders and other affiliates	(37,816,087)	(28,497,772)	(18,579,633)
Net cash provided by financing activities	(73,675,897)	(35,598,882)	(51,419,649)
Net change in cash and cash equivalents	(39,266,052)	22,325,100	19,576,759
Cash - beginning of the period	51,504,887	29,179,787	9,603,028
Cash - end of the period	12,238,835	51,504,887	29,179,787
Supplemental cash flow information:
Cash paid for interest	5,000,196	3,199,503	4,235,364
Conversion of other affiliates debt to homebuilding debt	1,414,681	7,985,557	6,101,195
Acquisition of developed lots from related parties in settlement of due from Other Affiliates	13,504,316	33,170,761	19,541,090
Transfer of constructed model homes to related parties		(1,517,030)	(3,690,084)
Contribution of fixed assets		344,511
Additions of right-of-use lease assets and liabilities	1,585,096
Transfer of co-obligor debt to land development affiliate	21,160
Total non-cash activities	$ 16,525,253	$ 39,983,799	$ 21,952,201